Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

Note 21 – CONVERTIBLE NOTES

Convertible Notes issued on October 21, 2022

Top KingWin Ltd announced that it has entered into certain securities purchase agreement to Purchaser a new series of convertible notes in the original principal amount up to $2,500,000 on November 25, 2024. The notes shall be convertible into class A ordinary shares of the Company, par value of $0.0001 per share in accordance with the terms of the Note, for $2,250,000 in gross proceeds. The issuance of the Note is exempt from the registration requirements of the Securities Act pursuant to Regulation D promulgated thereunder. The Note bears interest at a rate of 11.75% per annum, subject to adjustment from time to time in accordance with the terms of the Note. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the issuance of the Note (“Issuance Date”), and the Purchaser has the option to extend the maturity term for another twenty-four months upon mutual agreement of the Company and the Purchaser. The Note includes an original issue discount of 10%. The Company may not prepay any portion of the outstanding principal, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any. At any time after the Issuance Date, the Note is convertible into validly issued, fully paid and non-assessable Ordinary Shares, on the terms and conditions set forth in the Note. Upon the occurrence of an Event of Default, as defined in the Note, the Purchaser may require the Company to redeem all or any portion of the Note by delivering written notice thereof.

The Company determined that conversion option embedded in the Debenture is considered indexed to the Company’s own stock and did not require to be separately accounted for as a divertive under the guidance in ASU 2020-06.

The summary of all the Convertible Notes activity is as follows:

December 31,
2024
Principal balance	$2,500,000
Less: conversions into ordinary shares	-
Less: repayments in cash	-
Remaining balance	2,500,000
Less: debentures discount and debts issuance cost	548,750
Interest expenses	74,190
Total	$2,025,440
Less: non-current	-
Total current	$2,025,440

During the year ended December 31, 2024, the Company made nil cash repayments to the Convertible. Also in the year ended December 31, 2024, the Company hasn’t issued any Class A shares to pay off outstanding balance and accrued interests of Convertible Notes issued on November 25, 2024. These issuance costs and Debenture discount are being amortized and recorded to interest expense in the accompanying consolidated statements of income and comprehensive income (loss) over the life of the Debentures using effective interest method. For the year ended December 31, 2024, the amortization of the Convertible notes, notes discount and issuance cost was $74,190.